Comparative Figures	12 Months Ended
Mar. 31, 2023
Disclosure of comparative information prepared under previous GAAP [abstract]
Comparative Figures [Text Block]

28.  Comparative Figures

Certain figures in the comparative period consolidated statements of financial position, consolidated statements of (loss) income and comprehensive (loss) income, consolidated statements of changes in equity and consolidated statements of cash flows have been reclassified to meet the current presentation. In the current year, the Company reclassified certain short-term accounts receivable to long-term receivables to conform to the nature of the amount and the operations of the Company.